Segment Information and Sales to Significant Customers - Summary Sales to Significant Customers (Detail) - Revenue [Member]		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Customer 1
Percentage of revenue from significant customer		26.80%	25.00%	25.80%
Customer 2
Percentage of revenue from significant customer	[1]	20.10%	19.10%	12.10%

[1]	Starting April 1, 2020, following the merger of two significant customers, their respective revenue was consolidated.